Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum lease payments under noncancelable operating leases
Years ending December 31,	Amount
2017	363,486
2018	245,327

Total minimum lease payments	608,813